Tax assets and liabilities (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Tax assets
Temporary differences	R$ 29,565,702
Tax loss carry forwards	367,120
Social contribution taxes 18%	362,240
Total	30,295,062
Tax liabilities
Temporary differences	5,540,873
Total	5,540,873
2020
Tax assets
Temporary differences	8,945,648
Tax loss carry forwards	74,742
Social contribution taxes 18%	362,240
Total	9,382,630
Tax liabilities
Temporary differences	1,838,874
Total	1,838,874
2021
Tax assets
Temporary differences	8,275,410
Tax loss carry forwards	43,711
Social contribution taxes 18%	0
Total	8,319,121
Tax liabilities
Temporary differences	1,834,781
Total	1,834,781
2022
Tax assets
Temporary differences	7,562,496
Tax loss carry forwards	22,820
Social contribution taxes 18%	0
Total	7,585,316
Tax liabilities
Temporary differences	1,760,167
Total	1,760,167
2023
Tax assets
Temporary differences	819,647
Tax loss carry forwards	23,194
Social contribution taxes 18%	0
Total	842,841
Tax liabilities
Temporary differences	15,954
Total	15,954
2024
Tax assets
Temporary differences	2,682,021
Tax loss carry forwards	39,116
Social contribution taxes 18%	0
Total	2,721,137
Tax liabilities
Temporary differences	15,954
Total	15,954
2025 To 2027
Tax assets
Temporary differences	662,021
Tax loss carry forwards	163,172
Social contribution taxes 18%	0
Total	825,193
Tax liabilities
Temporary differences	45,301
Total	45,301
2028 To 2029
Tax assets
Temporary differences	618,459
Tax loss carry forwards	365
Social contribution taxes 18%	0
Total	618,824
Tax liabilities
Temporary differences	29,842
Total	R$ 29,842